Label	Element	Value
LoCorr Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Spectrum Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 73 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using two principal strategies:

•	“Income” Strategy

•	“Loan Investment” Strategy

The Income Strategy employed by the Fund’s sub-adviser attempts to produce current income and capital appreciation.  The primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders.  The main categories of such securities include Real Estate Investment Trusts (“REITs”), Master Limited Partnerships (“MLPs”), Closed End Funds (“CEFs”), Royalty Trusts, and Business Development Companies (“BDCs”).  In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities.  These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality.  These may include bonds of higher yield and higher risk, commonly called “junk bonds” that may be rated BB+ and below by Standard & Poor’s Ratings Services (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”).

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities.  This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time.

The Loan Investment Strategy employed by the Fund’s adviser is designed to produce current income and capital appreciation through investment in (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles (collectively, “Underlying Funds”) focused on the origination, funding and structuring of real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans and other loans related to high quality commercial real estate in the U.S., as well as through the acquisition of equity participations in  real estate, which serves as underlying collateral of such loans, and preferred equity investments.  Underlying Funds may hold loans of any maturity or quality.

The adviser will seek to invest in Underlying Funds that generate a low volatility income stream of attractive and consistent cash distributions. The adviser’s focus on Underlying Funds that originate and acquire debt and debt-like instruments will emphasize the payment of current returns to investors and the preservation of invested capital. The adviser also believes that the investments made under the Loan Investment Strategy may offer the potential for capital appreciation.

The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•	Underlying Fund selection by the adviser represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their income producing or real estate-related alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, investment strategy, as well as process and methodology. Using this selection process, the adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•	Risk Management is the ongoing attention to the historical performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

The adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

The sub-adviser’s approach towards management of the Income Strategy involves both “top down” and “bottom up” elements:

•	Security Selection: The sub-adviser screens for securities with attractive yields, liquidity and industry classification. The sub-adviser considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views. High-yielding securities may include non-investment grade securities.

•	Sector Selection: The relative concentration of each category of assets is based on the sub-adviser’s outlook on the economic and inflationary conditions. This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.

The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes.  The sub-adviser believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities as well as the Fund’s indirect risks through investing in Underlying Funds.

•	BDC Risk: BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	High-Yield Bond Risk: Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These investments are considered speculative. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

•	Interest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Limited Partnership Risk: Investments in Limited Partnerships (including master limited partnerships) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the Limited Partnership, risks related to potential conflicts of interest between the Limited Partnership and the Limited Partnership’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. Limited Partnerships, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given Limited Partnership could result in a Limited Partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such Limited Partnership being required to pay U.S. federal income tax on its taxable income.

•	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•	Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Mutual Fund Risk: Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. Mutual funds are subject to specific risks, depending on the nature of the mutual fund’s strategy.

•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•	Real Estate Industry Risk: The Fund’s portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs. Real estate loans are subject to prepayment risk because the debtor may pay its obligation early, reducing the amount of interest payments.

○	Mezzanine Loan Risk: The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

•	REIT Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•	Royalty Trust Risk: Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.

•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•	Underlying Funds Risk: Underlying Funds are subject to management fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking current income and capital appreciation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year compare with that of a broad-based securities index and secondary indices.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year compare with that of a broad-based securities index and secondary indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return LoCorr Spectrum Income Fund – Class I
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q1 2015	6.81%

Lowest Quarterly Return:	Q3 2015	-9.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.85%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund transitioned from the Morningstar Moderate Allocation EW Index to the Morningstar Aggressive Allocation Index during the fiscal year ended December 31, 2015 because Morningstar reclassified the Fund from a Moderate Allocation to an Aggressive Allocation Fund.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for Class A and Class C.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2015
LoCorr Spectrum Income Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014
LoCorr Spectrum Income Fund | Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014
LoCorr Spectrum Income Fund | Morningstar Aggressive Allocation (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Aggressive Allocation (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.73%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014	[1]
LoCorr Spectrum Income Fund | Morningstar Moderate Allocation EW (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Moderate Allocation EW (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.98%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014	[1]
LoCorr Spectrum Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.15%
Total Annual Fund Operating Expenses After Fee Recovery	rr_NetExpensesOverAssets	3.21%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	880
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,837
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014
Fee Recovery	ck0001506768_FeeRecovery	0.06%
LoCorr Spectrum Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.90%
Total Annual Fund Operating Expenses After Fee Recovery	rr_NetExpensesOverAssets	3.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Applied to shares redeemed within 12 months of their purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 398
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,009
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,125
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.91%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014
Fee Recovery	ck0001506768_FeeRecovery	0.06%
LoCorr Spectrum Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Total Annual Fund Operating Expenses After Fee Recovery	rr_NetExpensesOverAssets	2.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,228
Annual Return 2014	rr_AnnualReturn2014	(5.23%)
Annual Return 2015	rr_AnnualReturn2015	(7.10%)
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2014
Fee Recovery	ck0001506768_FeeRecovery	0.06%
LoCorr Spectrum Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.33%)
LoCorr Spectrum Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.43%)

[1]	The Fund transitioned from the Morningstar Moderate Allocation EW Index to the Morningstar Aggressive Allocation Index during the fiscal year ended December 31, 2015 because Morningstar reclassified the Fund from a Moderate Allocation to an Aggressive Allocation Fund.
[2]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Applied to shares redeemed within 12 months of their purchase.